Note 14 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					Minimum to be
					well capitalized
			Minimum		under prompt
			capital		corrective
	Actual		requirement		action provisions
	Amount	Ratio	Amount	Ratio (1)	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2022
Common Equity Tier 1 Capital (CET1) (to Risk Weighted Assets)
Consolidated	$105,450	14.8%	$49,733	≥ 7.0%	N/A	N/A
Bank	$109,713	15.5%	$49,609	≥ 7.0%	$46,066	6.5%
Total Capital (to Risk Weighted Assets)
Consolidated	$114,851	16.2%	$74,599	≥ 10.5%	N/A	N/A
Bank	$118,585	16.7%	$74,414	≥ 10.5%	$70,870	10.0%
Tier 1 Capital (to Risk weighted Assets)
Consolidated	$105,450	14.8%	$60,390	≥ 8.5%	N/A	N/A
Bank	$109,713	15.5%	$60,240	≥ 8.5%	$56,696	8.0%
Tier 1 Capital (to Average Assets)
Consolidated	$105,450	10.1%	$41,735	≥ 4.0%	N/A	N/A
Bank	$109,713	10.1%	$43,620	≥ 4.0%	$54,524	5.0%
As of December 31, 2021
Common Equity Tier 1 Capital (CET1) (to Risk Weighted Assets)
Consolidated	$98,857	14.4%	$48,171	≥ 7.0%	N/A	N/A
Bank	$102,235	14.9%	$48,036	≥ 7.0%	$44,604	6.5%
Total Capital (to Risk Weighted Assets)
Consolidated	$109,212	15.9%	$72,256	≥ 10.5%	N/A	N/A
Bank	$110,838	16.2%	$72,053	≥ 10.5%	$68,622	10.0%
Tier 1 Capital (to Risk weighted Assets)
Consolidated	$98,857	14.4%	$58,493	≥ 8.5%	N/A	N/A
Bank	$102,235	14.9%	$58,329	≥ 8.5%	$54,898	8.0%
Tier 1 Capital (to Average Assets)
Consolidated	$98,857	9.7%	$40,685	≥ 4.0%	N/A	N/A
Bank	$102,235	9.7%	$42,033	≥ 4.0%	$52,541	5.0%